Income taxes (Schedule of the Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory income tax rates:	25.00%	25.00%	25.00%
Change in valuation allowance	(7.50%)	(7.30%)	(14.00%)
Permanent book-tax differences	9.40%	(42.90%)	(15.40%)
Reversal of deferred tax liabilities	(3.60%)	6.90%	2.10%
Effect of preferential tax treatment	(13.70%)	24.50%	5.20%
Effective tax rate	9.60%	6.20%	2.90%